INTANGIBLE ASSETS AND GOODWILL, NET (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 591,330	S/ 635,975
Mibanco - Edyficar Peru [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	273,694	273,694
Prima AFP - AFP Union Vida [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	124,641	124,641
Credicorp Capital Colombia [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	74,391	77,746
Banco de Crédito del Perú [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	52,359	52,359
Atlantic Security Holding Corporation [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	29,795	29,795
Pacifico Seguros [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	36,354	36,354
Crediseguro Seguros Personales [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	96	96
Credicorp Capital Holding Chile - Inversiones IMT [Member]
Disclosure Of Goodwill [Line Items]
Goodwill	S/ 0	S/ 41,290